Financial Instruments and Fair Value Measurements - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Non-Recurring measurements:
Vessels held for sale	$ 216,026	$ 0
On nonrecuring basis | Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)
Non-Recurring measurements:
Investment in affiliate (Note 10)	514,047
Total	514,047
On nonrecuring basis | Significant Other Observable Inputs (Level 2)
Non-Recurring measurements:
Vessels held for sale	208,099
Total	$ 208,099	$ 10,500